Share-based payments - Summary of Restricted Stock Unit Activity (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 32
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, Granted | shares	10,209,706
2021 Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, Nonvested Beginning Balance | shares	0
Ordinary shares, Granted | shares	13,526,684	[1]
Ordinary shares, Vested | shares	(2,705)	[2]
Ordinary shares, Forfeited | shares	(209,543)
Restricted Stock Units, Performance adjustments | shares	0	[3]
Ordinary shares, Nonvested Ending Balance | shares	13,314,436
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance | $ / shares	$ 0
Weighted Average Grant Date Fair Value, Granted | $ / shares	8.30	[1]
Weighted Average Grant Date Fair Value, Vested | $ / shares	11.80	[2]
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	11.49
Weighted Average Grant Date Fair Value, Performance adjustment | $ / shares	0	[3]
Weighted Average Grant Date Fair Value, Outstanding Ending balance | $ / shares	$ 8.25

[1]	Represents 10,209,706 RSUs and 3,316,978 PRSUs based on performance target achievement of 100%.
[2]	The total grant date fair value of units vested was $32.
[3]	Represents the adjustment to the number of PRSUs vested based on actual performance compared to target.